Machinery, Equipment and Improvements on Leased Assets - Summary of Property Plant and Equipment (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 1,906,233	$ 1,655,688	$ 1,630,393
Additions	(2,255)	240,811	68,046
Divestitures	(7,417)	(9,737)	(18,870)
Currency translation effect	9,123	19,471	(23,881)
Ending balance	1,905,684	1,906,233	1,655,688
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,426,828	1,197,349
Ending balance	1,393,985	1,426,828	1,197,349
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	165,061	123,805
Ending balance	196,928	165,061	123,805
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	228,427	251,071
Ending balance	225,984	228,427	251,071
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	18,236	12,510
Ending balance	25,058	18,236	12,510
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	12,810	13,656
Ending balance	11,637	12,810	13,656
Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	54,871	57,297
Ending balance	52,092	54,871	57,297
Investment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,943,153	3,369,500	3,098,352
Additions	437,405	632,455	392,506
Divestitures	(86,332)	(81,194)	(70,546)
Currency translation effect	(21,532)	22,392	(50,812)
Ending balance	4,272,694	3,943,153	3,369,500
Investment [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,666,532	2,268,920	2,181,305
Additions	224,218	444,495	175,457
Divestitures	(39,546)	(62,642)	(49,970)
Currency translation effect	(12,481)	15,759	(37,872)
Ending balance	2,838,723	2,666,532	2,268,920
Investment [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	301,326	240,898	208,676
Additions	60,415	61,414	40,958
Divestitures	(12,209)	(1,455)	(6,427)
Currency translation effect	(1,965)	469	(2,309)
Ending balance	347,567	301,326	240,898
Investment [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	814,463	710,584	596,652
Additions	133,162	107,381	136,915
Divestitures	(30,576)	(9,104)	(12,751)
Currency translation effect	(6,301)	5,602	(10,232)
Ending balance	910,748	814,463	710,584
Investment [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	58,095	47,068	42,037
Additions	17,585	13,537	6,650
Divestitures	(1,178)	(3,072)	(1,220)
Currency translation effect	(785)	562	(399)
Ending balance	73,717	58,095	47,068
Investment [Member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	31,154	30,432	28,224
Additions	1,261	1,633	2,386
Divestitures	(2,823)	(911)	(178)
Ending balance	29,592	31,154	30,432
Investment [Member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	71,583	71,598	41,458
Additions	764	3,995	30,140
Divestitures		(4,010)
Ending balance	72,347	71,583	71,598
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,036,920)	(1,713,812)	(1,467,959)
Additions	(439,660)	(391,644)	(324,460)
Divestitures	78,915	71,457	51,676
Currency translation effect	30,655	(2,921)	26,931
Ending balance	(2,367,010)	(2,036,920)	(1,713,812)
Accumulated depreciation and amortisation [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,239,704)	(1,071,571)	(926,836)
Additions	(260,223)	(221,674)	(195,382)
Divestitures	37,221	55,770	33,308
Currency translation effect	17,968	(2,229)	17,339
Ending balance	(1,444,738)	(1,239,704)	(1,071,571)
Accumulated depreciation and amortisation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(136,265)	(117,093)	(108,053)
Additions	(26,821)	(20,839)	(16,363)
Divestitures	11,059	1,864	5,641
Currency translation effect	1,388	(197)	1,682
Ending balance	(150,639)	(136,265)	(117,093)
Accumulated depreciation and amortisation [member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(586,036)	(459,513)	(377,033)
Additions	(136,589)	(135,272)	(101,207)
Divestitures	26,949	9,054	11,373
Currency translation effect	10,912	(305)	7,354
Ending balance	(684,764)	(586,036)	(459,513)
Accumulated depreciation and amortisation [member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(39,859)	(34,558)	(30,374)
Additions	(10,210)	(8,177)	(5,960)
Divestitures	1,023	3,066	1,220
Currency translation effect	387	(190)	556
Ending balance	(48,659)	(39,859)	(34,558)
Accumulated depreciation and amortisation [member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(18,344)	(16,776)	(14,281)
Additions	(2,274)	(2,354)	(2,629)
Divestitures	2,663	786	134
Ending balance	(17,955)	(18,344)	(16,776)
Accumulated depreciation and amortisation [member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(16,712)	(14,301)	(11,382)
Additions	(3,543)	(3,328)	(2,919)
Divestitures		917
Ending balance	$ (20,255)	$ (16,712)	$ (14,301)